Redeemable Convertible Preferred Stock - Preferred Stock Terms (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock, Carrying Value	$ 78,701,570	$ 88,013,840
Humacyte, Inc.
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock, Authorized	265,096,962	265,096,962	265,096,962	265,096,962
Redeemable Convertible Preferred Stock, Issued and Outstanding	265,096,951	265,096,951	265,096,951	265,096,951
Redeemable Convertible Preferred Stock, Carrying Value	$ 420,989,000	$ 420,989,000	$ 420,989,000	$ 420,989,000
Redeemable Convertible Preferred Stock, Liquidation Preference	$ 435,579,000	$ 435,579,000	$ 435,579,000	$ 435,579,000
Series A redeemable convertible preferred stock | Humacyte, Inc.
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock, Authorized	70,152,805	70,152,805	70,152,805	70,152,805
Redeemable Convertible Preferred Stock, Issued and Outstanding	70,152,805	70,152,805	70,152,805	70,152,805
Redeemable Convertible Preferred Stock, Carrying Value	$ 74,079,000	$ 74,079,000	$ 74,079,000	$ 74,079,000
Redeemable Convertible Preferred Stock, Liquidation Preference	$ 74,079,000	$ 74,079,000	$ 74,079,000	$ 74,079,000
Redeemable Convertible Preferred Stock, Issuance Price	$ 1.05596	$ 1.05596	$ 1.05596	$ 1.05596
Series B redeemable convertible preferred stock | Humacyte, Inc.
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock, Authorized	91,919,158	91,919,158	91,919,158	91,919,158
Redeemable Convertible Preferred Stock, Issued and Outstanding	91,919,158	91,919,158	91,919,158	91,919,158
Redeemable Convertible Preferred Stock, Carrying Value	$ 127,358,000	$ 127,358,000	$ 127,358,000	$ 127,358,000
Redeemable Convertible Preferred Stock, Liquidation Preference	$ 136,500,000	$ 136,500,000	$ 136,500,000	$ 136,500,000
Redeemable Convertible Preferred Stock, Issuance Price	$ 1.485	$ 1.485	$ 1.485	$ 1.485
Series C redeemable convertible preferred stock | Humacyte, Inc.
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock, Authorized	42,808,219	42,808,219	42,808,219	42,808,219
Redeemable Convertible Preferred Stock, Issued and Outstanding	42,808,208	42,808,208	42,808,208	42,808,208
Redeemable Convertible Preferred Stock, Carrying Value	$ 70,704,000	$ 70,704,000	$ 70,704,000	$ 70,704,000
Redeemable Convertible Preferred Stock, Liquidation Preference	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000
Redeemable Convertible Preferred Stock, Issuance Price	$ 1.752	$ 1.752	$ 1.752	$ 1.752
Series D redeemable convertible preferred stock | Humacyte, Inc.
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock, Authorized	60,216,780	60,216,780	60,216,780	60,216,780
Redeemable Convertible Preferred Stock, Issued and Outstanding	60,216,780	60,216,780	60,216,780	60,216,780
Redeemable Convertible Preferred Stock, Carrying Value	$ 148,848,000	$ 148,848,000	$ 148,848,000	$ 148,848,000
Redeemable Convertible Preferred Stock, Liquidation Preference	$ 150,000,000	$ 150,000,000	$ 150,000,000	$ 150,000,000
Redeemable Convertible Preferred Stock, Issuance Price	$ 2.491	$ 2.491	$ 2.491	$ 2.491